Intangible Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible Assets
10.	Intangible Assets

(a) Changes in intangible assets for the year ended December 31, 2016 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress (software)	Customer relationships	Technology	Good- will	Others (*3)	Total
Acquisition cost as of January 1, 2016	~~W~~	817,359	698,844	51,092	1,111,503	2,986	59,176	11,074	104,455	13,089	2,869,578
Accumulated amortization as of January 1, 2016		(516,421)	(541,212)	—	(924,273)	—	(19,731)	(6,275)	—	(13,063)	(2,020,975)
Accumulated impairment loss as of January 1, 2016		—	—	(9,873)	—	—	—	—	—	—	(9,873)

Book value as of January 1, 2016	~~W~~	300,938	157,632	41,219	187,230	2,986	39,445	4,799	104,455	26	838,730
Additions - internally developed		—	—	—	322,288	—	—	—	—	—	322,288
Additions - external purchases		21,160	—	800	—	80,481	—	—	—	—	102,441
Business combinations (*1)		—	365	—	—	—	—	—	4,623	—	4,988
Amortization (*2)		(41,088)	(75,786)	—	(253,178)	—	(6,947)	(1,107)	—	(20)	(378,126)
Disposals		—	—	(336)	—	—	—	—	—	—	(336)
Impairment loss		—	—	(138)	—	—	—	—	—	—	(138)
Transfer from construction-in-progress		—	65,327	—	—	(65,327)	—	—	—	—	—
Effect of movements in exchange rates		5,256	(1,766)	8	—	598	—	—	994	—	5,090

Book value as of December 31, 2016	~~W~~	286,266	145,772	41,553	256,340	18,738	32,498	3,692	110,072	6	894,937

Acquisition cost as of December 31, 2016	~~W~~	904,664	806,835	51,564	1,433,791	18,738	59,176	11,074	110,072	13,077	3,408,991

Accumulated amortization as of December 31, 2016	~~W~~	(618,398)	(661,063)	—	(1,177,451)	—	(26,678)	(7,382)	—	(13,071)	(2,504,043)

Accumulated impairment loss as of December 31, 2016	~~W~~	—	—	(10,011)	—	—	—	—	—	—	(10,011)

(*1)	Business combinations include intangible assets related to Suzhou Lehui Display Co., Ltd. as its control was transferred to the Controlling Company by exchanging equity interests.
(*2)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*3)	Others mainly consist of rights to use electricity and gas supply facilities.

(b) Changes in intangible assets for the year ended December 31, 2017 are as follows:

(In millions of won)	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress (software)	Customer relationships	Technology	Good- will(*2)	Others (*3)	Total
Acquisition cost as of January 1, 2017	~~W~~	904,664	806,835	51,564	1,433,791	18,738	59,176	11,074	110,072	13,077	3,408,991
Accumulated amortization as of January 1, 2017		(618,398)	(661,063)	—	(1,177,451)	—	(26,678)	(7,382)	—	(13,071)	(2,504,043)
Accumulated impairment loss as of January 1, 2017		—	—	(10,011)	—	—	—	—	—	—	(10,011)

Book value as of January 1, 2017	~~W~~	286,266	145,772	41,553	256,340	18,738	32,498	3,692	110,072	6	894,937
Additions - internally developed		—	—	—	336,207	—	—	—	—	—	336,207
Additions - external purchases		22,746	—	4,819	—	108,761	—	—	—	—	136,326
Amortization (*1)		(42,195)	(78,939)	—	(295,787)	—	(4,659)	(1,108)	—	(5)	(422,693)
Disposals		(4)	—	(1,392)	—	—	—	—	—	—	(1,396)
Impairment loss		—	—	(1,809)	—	—	—	—	—	—	(1,809)
Reversal of impairment loss		—	—	35	—	—	—	—	—	—	35
Transfer from construction-in-progress		—	98,989	—	—	(98,989)	—	—	(3,218)	—	(3,218)
Effect of movements in exchange rates		(19,847)	(4,332)	(6)	—	2,423	—	—	(3,806)	—	(25,568)

Book value as of December 31, 2017	~~W~~	246,966	161,490	43,200	296,760	30,933	27,839	2,584	103,048	1	912,821

Acquisition cost as of December 31, 2017	~~W~~	895,721	898,278	54,985	1,769,998	30,933	59,176	11,074	103,048	13,077	3,836,290

Accumulated amortization as of December 31, 2017	~~W~~	(648,755)	(736,788)	—	(1,473,238)	—	(31,337)	(8,490)	—	(13,076)	(2,911,684)

Accumulated impairment loss as of December 31, 2017	~~W~~	—	—	(11,785)	—	—	—	—	—	—	(11,785)

(*1)	The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.
(*2)	As of December 31, 2017, the book value of goodwill decreased by ~~W~~3,218 million as the Group completed the fair value measurement of land use right, acquired from business combination during the year ended December 31, 2016.
(*3)	Others mainly consist of rights to use electricity and gas supply facilities.

(c)	Development of new projects are divided into research activities and development activities. Expenditures on research activities are recognized in profit or loss and development expenditures are capitalized, respectively.

(d)	Development costs at the reporting date are as follows:

(i) As of December 31, 2016

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	54,405	0.5
	TV		50,223	0.6
	Notebook		16,207	0.6
	Others		20,032	0.6

	Sub-Total	~~W~~	140,867

Development in process	Mobile	~~W~~	45,496
	TV		22,392
	Notebook		21,950
	Others		25,635

	Sub-Total	~~W~~	115,473

	Total	~~W~~	256,340

(ii) As of December 31, 2017

(In millions of won and in years)
Classification	Product	Book Value		Remaining Useful life
Development completed	Mobile	~~W~~	79,372	0.6
	TV		36,038	0.6
	Notebook		14,311	0.5
	Others		12,444	0.4

	Sub-Total	~~W~~	142,165

Development in process	Mobile	~~W~~	117,222
	TV		30,670
	Notebook		2,356
	Others		4,347

	Sub-Total	~~W~~	154,595

	Total	~~W~~	296,760